Directors and key management compensation	12 Months Ended
Mar. 31, 2021
Directors and key management compensation
Directors and key management compensation

 23. Directors and key management compensation

This note details the total amounts earned by the Company’s Directors and members of the Executive Committee.

Directors

Aggregate emoluments of the Directors of the Company were as follows:

	2021	2020	2019
	€m	€m	€m
Salaries and fees	4	4	4
Incentive schemes[1]	3	2	2
Other benefits[2]	0	1	—
	7	7	6

Notes:

1	Excludes gains from long-term incentive plans.
2	Includes the value of the cash allowance taken by some individuals in lieu of pension contributions.

No Directors serving during the year exercised share options in the year ended 31 March 2021 (2020: None; 2019: None).

Key management compensation

Aggregate compensation for key management, being the Directors and members of the Executive Committee, was as follows:

	2021	2020	2019
	€m	€m	€m
Short-term employee benefits	28	27	23
Share-based payments	23	30	35
	51	57	58